Notes to the consolidated statements of income - Selling, general and administrative expenses (Details) - General and administrative expense - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expenses
Reimbursement payments and funding received related to COVID-19	€ 27,414
Gains (losses) on change in fair value of investments	20,938	€ 97,375	€ (9,762)
FCPA related charge			(77,200)
Income attributable to a consent agreement on foregone profits from sale of certain pharmaceuticals to non-associated companies	39,540	60,471	53,283
Net gain related to variable payments outstanding for acquisitions	1,996	41,537	36,327
Net gain (loss) from sale of fixed assets	(17,358)	(28,911)	6,041
Gain (loss) from settlement of pension plan	331	4,754
Impairment loss on intangible assets	(1,066)	(932)	(64,719)
Net gains (losses) from the sale of investments and divestitures	11,159	(68)	€ 1,824
Gain from right-of-use assets	12,867
Restructuring costs		€ (91,689)
Latin America Segment
Selling, general and administrative expenses
Impairment loss	€ (194,468)